BORROWINGS - Narrative (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2023 USD ($) component performance_target	Oct. 31, 2022 USD ($)	May 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2023 USD ($) MtCO2e component performance_target	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 31, 2022 shares	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Nov. 30, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,324,848				$ 1,324,848	$ 1,498,166
Proceeds from borrowings					1,537,230	2,587,554	$ 1,727,745
Interest expense on borrowings					$ 117,808	86,840	42,370
Diversified ABS VI LLC
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary (as a percent)		51.25%
DP Lion HoldCo LLC
Disclosure of detailed information about borrowings [line items]
Percentage of equity ownership divested	80.00%				80.00%
DP Lion Equity Holdco LLC
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary (as a percent)	20.00%
Percentage of equity ownership divested	80.00%				80.00%
Proceeds from divesture of business	$ 30,000
Investment in subsidiary	7,500				$ 7,500
Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 305,000	$ 435,000
Available borrowing	134,817				134,817
Borrowings	$ 159,000				$ 159,000	$ 56,000
Borrowings covenant, maximum total debt to EBITDAX ratio										3.25
Borrowings covenant, minimum current assets to current liabilities ratio										1.00
Interest rate	8.66%				8.66%	7.42%
Number of sustainability-linked performance targets | performance_target	3				3
Sustainability-linked performance targets, TRIR Performance, period for average calculation					2 years
Sustainability-linked performance targets, TRIR Performance, multiplier					200,000
Credit Facility | Covenant One
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio										1.5
Borrowings covenant, borrowing base availability percentage										25.00%
Credit Facility | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, borrowing base availability percentage										15.00%
Credit Facility | Covenant Three
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, borrowing base availability percentage										20.00%
Credit Facility | Covenant Four
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio | shares										2.5
Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in interest rate basis for failure to achieve sustainability-linked performance targets					(0.0005)
Credit Facility | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio										1.5
Credit Facility | Bottom of range | Covenant Three
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio										2.0
Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in interest rate basis for failure to achieve sustainability-linked performance targets					0.0005
Credit Facility | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio										2.0
Credit Facility | Top of range | Covenant Three
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio										2.5
Credit Facility | SOFR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate spread										2.75%
Credit Facility | SOFR | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate spread										3.75%
Credit Facility, letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,183				$ 11,183
Term Loan I
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 160,000
Borrowings	$ 106,470				$ 106,470	$ 120,518
Discount percentage			1.00%
Proceeds from borrowings			$ 158,400
Interest rate	650.00%		6.50%		650.00%
Interest expense on borrowings					$ 7,573	8,643	9,860
Borrowings, fairvalue					101,706
ABS I Notes
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 200,000
Borrowings	$ 100,898				$ 100,898	125,864
Interest rate	500.00%				500.00%								5.00%
Interest expense on borrowings					$ 5,660	7,110	8,460
Borrowings, fairvalue					94,517
Excess cash flow payments					7,892
ABS I Notes | Upstream producing Appalachian assets
Disclosure of detailed information about borrowings [line items]
Percentage of assets hedged													85.00%
ABS I Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met													25.00%
Debt service coverage ratio													1.25
ABS I Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met													50.00%
ABS I Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met													100.00%
Debt service coverage ratio													1.15
Production tracking rate													80.00%
Loan to value ratio													85.00%
ABS I Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met													100.00%
ABS I Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met													50.00%
ABS I Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio													1.15
ABS I Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met													100.00%
ABS I Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio													1.25
ABS II Notes
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 200,000
Borrowings	$ 125,922				$ 125,922	147,458
Discount percentage				2.775%
Proceeds from borrowings				$ 183,617
Interest rate	525.00%			5.25%	525.00%
Interest expense on borrowings					$ 8,040	9,286	$ 10,530
Borrowings, fairvalue					119,519
Excess cash flow payments					0
ABS II Notes | Upstream producing Appalachian assets
Disclosure of detailed information about borrowings [line items]
Percentage of assets hedged				85.00%
ABS II Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met				100.00%
Debt service coverage ratio				1.15
ABS II Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met				50.00%
ABS II Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met				0.00%
Debt service coverage ratio				1.25
ABS II Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met				100.00%
Production tracking rate				80.00%
Percentage of excess payments to be made if performance metrics are not met				0.00%
ABS II Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met				100.00%
Loan to value ratio				65.00%
Percentage of excess payments to be made if performance metrics are not met				0.00%
ABS II Notes | Covenant Six
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met				50.00%
Loan to value ratio				40.00%
Percentage of excess payments to be made if performance metrics are not met				0.00%
Hedging agreement, period				30 months
ABS II Notes | Covenant Seven
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met				50.00%
Percentage of excess payments to be made if performance metrics are not met				0.00%
ABS II Notes | Covenant Eight
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met				100.00%
Loan to value ratio				40.00%
Percentage of excess payments to be made if performance metrics are not met				0.00%
ABS II Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met				50.00%
ABS II Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio				1.15
ABS II Notes | Bottom of range | Covenant Six
Disclosure of detailed information about borrowings [line items]
Production volumes				85.00%
ABS II Notes | Bottom of range | Covenant Seven
Disclosure of detailed information about borrowings [line items]
Loan to value ratio				40.00%
ABS II Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met				100.00%
ABS II Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio				1.25
ABS II Notes | Top of range | Covenant Six
Disclosure of detailed information about borrowings [line items]
Production volumes				95.00%
ABS III Notes
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 365,000
Borrowings	$ 274,710				$ 274,710	319,856
Interest rate	487.50%				487.50%							4.875%
Interest expense on borrowings					$ 14,515	15,325
Borrowings, fairvalue					250,158
Excess cash flow payments					$ 0
Increase in interest rate if sustainability score is less than minimum threshold					0.0005
ABS III Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												0.00%
Debt service coverage ratio												1.25
ABS III Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												50.00%
ABS III Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												100.00%
Debt service coverage ratio												1.15
ABS III Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												100.00%
Production tracking rate												80.00%
Percentage of excess payments to be made if performance metrics are not met												0.00%
ABS III Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												100.00%
Loan to value ratio												65.00%
Percentage of excess payments to be made if performance metrics are not met												0.00%
ABS III Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												50.00%
ABS III Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio												1.15
ABS III Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												100.00%
ABS III Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio												1.25
ABS IV Notes
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 160,000
Borrowings	$ 99,951				$ 99,951	130,144
Interest rate	495.00%				495.00%							4.95%
Interest expense on borrowings					$ 5,703	6,235
Borrowings, fairvalue					92,345
Excess cash flow payments					$ 0
Increase in interest rate if sustainability score is less than minimum threshold					0.0005
ABS IV Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												0.00%
Debt service coverage ratio												1.25
ABS IV Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												50.00%
ABS IV Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												100.00%
Debt service coverage ratio												1.15
ABS IV Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												100.00%
Production tracking rate												80.00%
Percentage of excess payments to be made if performance metrics are not met												0.00%
ABS IV Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												100.00%
Loan to value ratio												65.00%
Percentage of excess payments to be made if performance metrics are not met												0.00%
ABS IV Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												50.00%
ABS IV Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio												1.15
ABS IV Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met												100.00%
ABS IV Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio												1.25
ABS V Notes
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 445,000
Borrowings	$ 290,913				$ 290,913	378,796
Interest rate	578.00%				578.00%						5.78%
Interest expense on borrowings					$ 19,332	14,319
Borrowings, fairvalue					274,061
Excess cash flow payments					$ 0
Number of sustainability-linked performance targets | performance_target	2				2
Increase (decrease) in interest rate basis for failure to achieve sustainability-linked performance targets					0.0025
Number of key components of framework | component	5				5
Sustainability-linked performance target, reduction in Scope 1 and Scope 2 GHG emissions | MtCO2e					2.85
Sustainability-linked performance target, reduction in Scope 1 methane emissions | MtCO2e					1.12
ABS V Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met											0.00%
Debt service coverage ratio											1.25
ABS V Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met											50.00%
ABS V Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met											100.00%
Debt service coverage ratio											1.15
ABS V Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met											100.00%
Production tracking rate											80.00%
Percentage of excess payments to be made if performance metrics are not met											0.00%
ABS V Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met											100.00%
Loan to value ratio											65.00%
Percentage of excess payments to be made if performance metrics are not met											0.00%
ABS V Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met											50.00%
ABS V Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio											1.15
ABS V Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met											100.00%
ABS V Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio											1.25
ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 235,750
Borrowings	$ 159,357				$ 159,357	212,446
Discount percentage		2.63%
Interest rate	750.00%	7.50%			750.00%
Interest expense on borrowings					$ 15,433	$ 3,300
Borrowings, fairvalue					158,284
Excess cash flow payments					$ 0
Number of sustainability-linked performance targets | performance_target	2				2
Increase (decrease) in interest rate basis for failure to achieve sustainability-linked performance targets					0.0025
Number of key components of framework | component	5				5
Sustainability-linked performance target, reduction in Scope 1 and Scope 2 GHG emissions | MtCO2e					2.85
Sustainability-linked performance target, reduction in Scope 1 methane emissions | MtCO2e					1.12
ABS VI Notes | Group and Oaktree
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 460,000
ABS VI Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Debt service coverage ratio		1.15
ABS VI Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		50.00%
ABS VI Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		0.00%
Debt service coverage ratio		1.25
ABS VI Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Production tracking rate		80.00%
Percentage of excess payments to be made if performance metrics are not met		0.00%
ABS VI Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Loan to value ratio		75.00%
Percentage of excess payments to be made if performance metrics are not met		0.00%
ABS VI Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		50.00%
ABS VI Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio		1.15
ABS VI Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
ABS VI Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio		1.25
ABS VII Class A Notes
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 142,000
Interest rate								8.243%
ABS VII Class B Notes
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 20,000
Interest rate								12.725%